SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                                FORM N-1A

                                              File No. 33-40991
                                              File No. 811-6322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
     Pre-Effective Amendment No.
     Post-Effective Amendment No.  18                       [X]

                             AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940
     Amendment No.                 18                       [X]

                 DELAWARE POOLED TRUST, INC.
      (Exact Name of Registrant as Specified in Charter)

     1818 Market Street, Philadelphia, Pennsylvania    19103
     (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including
Area Code:                                        (215) 255-2923

                     George M. Chamberlain, Jr.
                 1818 Market Street, Philadelphia PA 19103
                   (Name and Address of Agent of Service)

Approximate Date of Public Offering:         October 17, 1997

It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b)

     [X]  on October 17, 1997 pursuant to paragraph (b)
     ___

     ___  60 days after filing pursuant to paragraph (a)(1)

     ___  on (date) pursuant to paragraph (a)(1)

     ___  75 days after filing pursuant to paragraph (a)(2)

     ___  on (date) pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2 Notice for its most recent fiscal year was filed on December 27, 1996.



                 - - - C O N T E N T S  - - -

This Post-Effective Amendment No. 18 to Registration File No.
33-40991 includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets*

     4.   Part A - Prospectuses**

     5.   Part B - Statement of Additional Information***

     6.   Part C - Other Information****

     7.   Signatures



* Cross reference Sheets are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment
No. 17 made pursuant to Rule 485(a) under the Securities Act of 1933 on August 1, 1997.

**   Part A - Prospectuses.  With the exception of the cover
pages, the Prospectuses are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 17 made pursuant to Rule 485(a) under the Securities Act of 1933 on August 1, 1997.

*** Part B - With the exception of the cover page, the Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 17 made pursuant to Rule 485(a) under the Securities Act of 1933 on August 1, 1997.

**** Part C - Other Information.  All items under Other
Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 17 made pursuant to Rule 485(a) under the Securities Act of 1933 on August 1, 1997.












                           SUBJECT TO CHANGE

                           DELAWARE POOLED TRUST

Delaware Pooled Trust, Inc. ("Fund") is an, open-end management investment company. The Fund consists of 14 portfolios (collectively, the "Portfolios," or, individually, a "Portfolio") offering no-load investment alternatives for institutional clients and high net-worth individuals. Investors may make investments in only one or in more than one of the following
Portfolios:

EQUITY ORIENTED

The Defensive Equity Portfolio
The Aggressive Growth Portfolio
The International Equity Portfolio
The Defensive Equity Small/Mid-Cap Portfolio
The Labor Select International Equity Portfolio
The Real Estate Investment Trust Portfolio
The Real Estate Investment Trust Portfolio II
The Global Equity Portfolio
The Emerging Markets Portfolio

FIXED-INCOME ORIENTED
The Fixed Income Portfolio
The Limited-Term Maturity Portfolio
The Global Fixed Income Portfolio
The International Fixed Income Portfolio
The High-Yield Bond Portfolio

The Fund is designed to meet the investment needs of discerning institutional investors and high net-worth individuals who desire experienced investment management and place a premium on personal service.

THE HIGH-YIELD BOND PORTFOLIO OF THE FUND INVESTS UP TO 100% OF ITS ASSETS IN LOWER RATED FIXED-INCOME SECURITIES, COMMONLY KNOWN AS "JUNK BONDS," WHICH INVOLVE GREATER RISKS, INCLUDING DEFAULT RISKS, THAN HIGHER RATED FIXED-INCOME SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THESE RISKS BEFORE INVESTING IN THE HIGH-YIELD BOND PORTFOLIO. SEE "INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS" AND "ADDITIONAL INVESTMENT INFORMATION - HIGH-YIELD, HIGH RISK SECURITIES."

This Prospectus is designed to set forth concisely the information about the Fund that a prospective client should know before investing and it should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated October 17, 1997, as it may be amended from time to time. That information is incorporated herein by reference and is available without charge upon request from the Fund:

                         Delaware Pooled Trust, Inc.
                         One Commerce Square
                         2005 Market Street
                         Philadelphia, PA  19103
                         1-800-231-8002

The Real Estate Investment Trust Portfolio offers five classes of shares. This Prospectus relates only to The Real Estate Investment Trust Portfolio class, which is being offered for sale
to investors beginning October   , 1997.  The other classes are
subject to sales charges and/or other expenses, which may affect their performance. A prospectus for any of these classes can be obtained by calling or writing to the Fund at the address or telephone number set forth above. References to The Real Estate Investment Trust Portfolio in this Prospectus shall mean The Real Estate Investment Trust Portfolio class, unless otherwise noted.




     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.
THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.






                     The date of this Prospectus is:
                            October 17, 1997
















                             SUBJECT TO CHANGE


THE REAL ESTATE INVESTMENT TRUST PORTFOLIO   PROSPECTUS
                                             October 17, 1997
A CLASS SHARES
B CLASS SHARES
C CLASS SHARES


                1818 Market Street, Philadelphia, PA  19103

        For Prospectus and Performance:  Nationwide 800-523-4640

         Information on Existing Accounts:  (SHAREHOLDERS ONLY)
                         Nationwide 800-523-1918

                 Dealer Services:  (BROKER/DEALERS ONLY)
                         Nationwide 800-362-7500

               Representatives of Financial Institutions:
                         Nationwide 800-659-2265


     This Prospectus describes The REIT Fund A Class shares ("Class A Shares"), The REIT Fund B Class shares ("Class B Shares") and The REIT Fund C Class shares ("Class C Shares") of The Real Estate Investment Trust Portfolio series (the "Fund") of Delaware Pooled Trust, Inc., a professionally-managed mutual fund. The Fund's objective is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

     This Prospectus relates only to the classes listed above (individually, a "Class" and collectively, the "Classes") and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated October 17, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

     The Fund also offers The REIT Fund Institutional Class and The Real Estate Investment Portfolio class, which are available for purchase only by certain investors. A prospectus for those classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.



     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.
THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


































                             SUBJECT TO CHANGE


THE REAL ESTATE INVESTMENT TRUST PORTFOLIO   PROSPECTUS
INSTITUTIONAL CLASS                          October 17, 1997



1818 Market Street, Philadelphia, PA  19103

For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts:  (SHAREHOLDERS ONLY)
Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
Nationwide 800-362-7500

Representatives of Financial Institutions:
Nationwide 800-659-2265


     This Prospectus describes the Institutional Class (the "Class") of The Real Estate Investment Trust Portfolio series (the "Fund") of Delaware Pooled Trust, Inc., a professionally-managed mutual fund. The Fund's objective is to seek to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

     This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of the Fund's registration statement), dated October 17, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

     The Fund also offers The REIT Fund A Class The REIT Fund B Class and The REIT Fund C Class, which are subject to sales charges and other expenses that may affect their performance, and The Real Estate Investment Portfolio class, which is available for purchase only by certain investors. A prospectus for those classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.



     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.
THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.








































                            SUBJECT TO CHANGE


                                  PART B

                       DELAWARE POOLED TRUST, INC.

                   STATEMENT OF ADDITIONAL INFORMATION

                            October 17, 1997
                   ___________________________________


     Delaware Pooled Trust, Inc. ("Fund") is an open-end management investment company. The Fund consists of 14 series ("Portfolios") offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This Statement of Additional Information (Part B of the Fund's registration statement) addresses information of the Fund applicable to each of the 14 Portfolios.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the related Prospectus of the Fund for each Portfolio. To obtain a Prospectus, please write to the Delaware Pooled Trust, Inc. at One Commerce Square, 2005
Market Street, Philadelphia, PA 19103, Attn: Client Services or call the Fund at 1-800-231-8002.


                            TABLE OF CONTENTS
Page
Investment Policies, Portfolio Techniques and Risk
Considerations
Accounting and Tax Issues
Performance Information
Trading Practices and Brokerage
Purchasing Shares
Determining Net Asset Value
Redemption and Repurchase
Dividends and Capital Gain Distributions
Taxes
Investment Management Agreements
Officers and Directors
General Information
Financial Statements



     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.
THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.












































                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of September, 1997.

                                   DELAWARE POOLED TRUST, INC.

                                   By /s/Wayne A. Stork
                                   ---------------------------
                                   Wayne A. Stork
                                   President, Chief Executive
                                   Officer, Chairman of the Board
                                   and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                    Date

                         President, Chief
                         Executive Officer,
                         Chairman of the
/s/Wayne A. Stork        Board and Director  September 29, 1997
------------------
Wayne A. Stork

                         Executive Vice President,
                         Chief Operating Officer,
                         Chief Financial Officer
                         (Principal Financial
                         Officer and Principal
/s/David K. Downes       Accounting Officer) September 29, 1997
--------------------
David K. Downes

/s/Walter P. Babich *    Director            September 29, 1997
---------------------
Walter P. Babich

/s/Anthony D. Knerr *    Director            September 29, 1997
----------------------
Anthony D. Knerr




/s/Ann R. Leven     *         Director       September 29, 1997
----------------------
Ann R. Leven

/s/W. Thacher Longstreth *    Director       September 29,, 1997
--------------------------
W. Thacher Longstreth

/s/Thomas F. Madison     *    Director       September 29, 1997
--------------------------
Thomas F. Madison

/s/Jeffrey J. Nick       *    Director       September 29, 1997
--------------------------
Jeffrey J. Nick

/s/Charles E. Peck       *    Director       September 29, 1997
--------------------------
Charles E. Peck



                             * By /s/Wayne A. Stork
                             ------------------------
                                     Wayne A. Stork
                              as Attorney-in-Fact for
                            each of the persons indicated